RESTRUCTURING COSTS (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Expected Cost	$ 6.8
One-time employee termination benefits
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Incurred Cost	1.1
Restructuring and Related Cost, Expected Cost	1.1
Contract termination costs
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Incurred Cost	2.1
Restructuring and Related Cost, Expected Cost	2.1
Other associated costs
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Incurred Cost	3.4
Restructuring and Related Cost, Expected Cost	$ 3.6